CURRENCY GAINS / (LOSSES) (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Schedule of Currency Gains and Losses Included in Income from Operations

		Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	Notes	2021	2020	2021	2020
Included in Revenue	17	—	(2)	(1)	(5)
Included in Cost of sales		—	1	—	1
Included in Other gains and losses - net		—	(5)	8	(6)
Total		—	(6)	7	(10)

Realized exchange losses on foreign currency derivatives - net	17	(2)	(3)	(5)	(3)
Losses reclassified from OCI as a result of hedge accounting discontinuation	17	—	(5)	—	(5)
Unrealized gains / (losses) on foreign currency derivatives - net	17	3	—	11	(2)
Exchange (losses) / gains from the remeasurement of monetary assets and liabilities - net		(1)	2	1	—
Total		—	(6)	7	(10)